Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related party transactions
28.
Related party transactions

28.1 Compensation for Executive Management and Board of Directors (“BOD”)

	For the year ended December 31,
In thousands of USD	2022	2021	2020
Fees, salaries and other short-term employee benefits	4,841	4,232	4,235
Post-employment benefits	570	441	188
Share-based compensation	13,198	18,435	4,741
Total compensation for Executive Management and BOD	18,609	23,108	9,164

28.2 Related party balances and transactions

As of December 31, 2022, December 31, 2021 and December 31, 2020, there were no related party balances outstanding.